April 30, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                  TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

               NOTICE OF CHANGE OF THE PORTFOLIO MANAGERS FOR THE
                  TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND

PLEASE REPLACE THE FIRST PARAGRAPH UNDER THE SECTION TITLED "PORTFOLIO MANAGERS" LOCATED ON PAGE 39 OF THE PROSPECTUS WITH THE FOLLOWING:

The Touchstone Diversified Small Cap Value Fund is managed by Michael Jones, Lawrence Creatura and Stephen Gutch. The Touchstone Healthcare and Biotechnology Fund is managed by Frank Sustersic, Heather McMeekin and Vijay Shankaran. The Touchstone International Equity Fund is managed by Dr. William Ricks. The Touchstone Mid Cap Fund is managed by Thomas DiBella and Steven Gold. The Touchstone Premium Yield Equity Fund is managed by George Burwell and Kevin A. Melich. The Touchstone Small Cap Value Opportunities Fund is managed by Thomas DiBella and Steven Gold for TIP, Thomas Schindler, Christopher Bingaman and Christopher Welch for Diamond Hill (Mr. Bingaman and Mr. Welch are assistant portfolio managers) and an investment committee of JIR, which consists of seven people. The Touchstone Value Opportunities Fund is managed by Michael Jones, Matthew Kaufler and Paul Spindler. The background of each portfolio manager is set forth below. Additional information related to each portfolio manager may be found in the SAI.

PLEASE REPLACE THE SECTION TITLED "DIAMOND HILL CAPITAL MANAGEMENT, INC." LOCATED ON PAGE 40 OF THE PROSPECTUS WITH THE FOLLOWING:

Thomas Schindler, CFA, Portfolio Manager & Analyst, joined Diamond Hill in 2000. He has investment experience dating back to 1997.

Christopher Bingaman, CFA, Assistant Portfolio Manager, joined Diamond Hill in 2001. He has investment experience dating back to 1997.

Christopher Welch, CFA, Assistant Portfolio Manager, joined Diamond Hill in 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.





              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                                                  April 30, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                  TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND

             SUPPLEMENT TO CLASS Z PROSPECTUS DATED FEBRUARY 1, 2008

               NOTICE OF CHANGE OF THE PORTFOLIO MANAGERS FOR THE
                  TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND

PLEASE REPLACE THE FIRST PARAGRAPH UNDER THE SECTION TITLED "PORTFOLIO MANAGERS" LOCATED ON PAGE 38 OF THE CLASS Z PROSPECTUS WITH THE FOLLOWING:

The Touchstone Diversified Small Cap Value Fund is managed by Michael Jones, Lawrence Creatura and Stephen Gutch. The Touchstone Mid Cap Fund is managed by Thomas DiBella and Steven Gold. The Touchstone Sands Capital Select Growth Fund is managed by David E. Levanson, Frank Sands, Jr. and Frank Sands, Sr. The Touchstone Small Cap Value Opportunities Fund is managed by Thomas DiBella and Steven Gold for TIP, Thomas Schindler, Christopher Bingaman and Christopher Welch for Diamond Hill (Mr. Bingaman and Mr. Welch are assistant portfolio managers) and an investment committee of JIR, which consists of seven people. The Touchstone Short Duration Fixed Income Fund and Touchstone Ultra Short Duration Fixed Income Fund are managed by the team of Christine Williams, Paul Matlack and Andrew Toburen. The Touchstone Value Opportunities Fund is managed by Michael Jones, Mathew Kaufler and Paul Spindler. The background of each portfolio manager is set forth below. Additional information related to each portfolio manager may be found in the SAI.

PLEASE REPLACE THE SECTION TITLED "DIAMOND HILL CAPITAL MANAGEMENT, INC." LOCATED ON PAGE 39 OF THE CLASS Z PROSPECTUS WITH THE FOLLOWING:

Thomas Schindler, CFA, Portfolio Manager & Analyst, joined Diamond Hill in 2000. He has investment experience dating back to 1997.

Christopher Bingaman, CFA, Assistant Portfolio Manager, joined Diamond Hill in 2001. He has investment experience dating back to 1997.

Christopher Welch, CFA, Assistant Portfolio Manager, joined Diamond Hill in 2005. From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm. From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its mutual fund unit, Gartmore Global Investments.





              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.